THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON NOVEMBER 15, 2004 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
EXPIRED ON FEBRUARY 14, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
 This Amendment (Check only one):  [ ] is a restatement
				   [X] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
        		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 24, 2005

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		1
Form 13F Information Table Value Total:		$130,765

The entries reported on the Information Table attached to this Amendment No.1 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F.

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Hollinger Intl Inc             CL A      435569108    130765 7563018 SH      DEFINED   01    7563018

                                                      130765